Pension and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Cost of Retirement Plan	The cost of the plan is disclosed below (in thousands):

	2018	2017	2016
Employee Investment Plan cost	$5,530	$5,112	$4,976

Schedule of Assumptions Used	The rates are presented in the table below:

	December 31, 2018	December 31, 2017
Discount rate	4.50%	3.75%
Weighted-average rate of compensation increase	3.25%	3.25%
Asset return assumption	7.00%	7.00%

Schedule of Defined Benefit Plans Disclosures
The following table sets forth the retirement plan, SERP, and PBOP funded statuses and amounts recognized on the Consolidated Balance Sheets and Consolidated Statements of Income.

	2018			2017
	Qualified Retirement Plan	SERP	PBOP	Qualified Retirement Plan	SERP	PBOP
(Thousands of dollars)
Change in benefit obligations
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	$1,203,484	$45,727	$75,322	$1,048,353	$43,311	$73,865
Service cost	28,555	245	1,473	23,392	309	1,468
Interest cost	44,174	1,658	2,748	46,083	1,883	3,232
Actuarial loss (gain)	(102,919)	(3,940)	(6,020)	133,017	3,334	(71)
Benefits paid	(57,280)	(3,087)	(3,567)	(47,361)	(3,110)	(3,172)
Benefit obligation at end of year (PBO/PBO/APBO)	1,116,014	40,603	69,956	1,203,484	45,727	75,322
Change in plan assets
Market value of plan assets at beginning of year	871,665	—	54,608	738,962	—	48,113
Actual return on plan assets	(67,771)	—	(3,061)	144,064	—	7,742
Employer contributions	44,000	3,087	—	36,000	3,110	—
Benefits paid	(57,280)	(3,087)	(4,206)	(47,361)	(3,110)	(1,247)
Market value of plan assets at end of year	790,614	—	47,341	871,665	—	54,608
Funded status at year end	$(325,400)	$(40,603)	$(22,615)	$(331,819)	$(45,727)	$(20,714)
Weighted-average assumptions (benefit obligation)
Discount rate	4.50%	4.50%	4.50%	3.75%	3.75%	3.75%
Weighted-average rate of compensation increase	3.25%	3.25%	N/A	3.25%	3.25%	N/A

Schedule of Accumulated Benefit Obligation	The accumulated benefit obligation for the retirement plan and the SERP is presented below (in thousands):

	December 31, 2018	December 31, 2017
Retirement plan	$1,024,030	$1,088,203
SERP	38,793	44,343

Schedule of Expected Benefit Payments
Benefits expected to be paid for pension, SERP, and PBOP over the next 10 years are as follows (in millions):

	2019	2020	2021	2022	2023	2024-2028
Pension	$54.0	$55.0	$56.0	$58.0	$59.0	$319.0
SERP	3.0	2.9	2.9	2.9	2.8	13.6
PBOP	4.5	4.6	4.6	4.6	4.5	20.9

Schedule of New Accounting Pronouncements
Therefore, upon adoption of the update to Topic 715, amounts presented in the Company’s and Southwest’s Consolidated Statements of Income for the years ended 2017 and 2016 have been revised as required by the update, as follows (in thousands):

	December 31, 2017			December 31, 2016
	As Reported	Reclassification	Revised	As Reported	Reclassification	Revised
Southwest Gas Holdings, Inc.
Operations and maintenance	$412,187	$(19,424)	$392,763	$401,724	$(19,760)	$381,964
Other income (deductions)	13,394	(19,424)	(6,030)	9,469	(19,760)	(10,291)

Southwest Gas Corporation
Operations and maintenance	$410,745	$(19,424)	$391,321	$401,724	$(19,760)	$381,964
Other income (deductions)	13,036	(19,424)	(6,388)	8,276	(19,760)	(11,484)

Schedule of Net Benefit Cost
Components of net periodic benefit cost:

	Qualified Retirement Plan			SERP			PBOP
	2018	2017	2016	2018	2017	2016	2018	2017	2016
(Thousands of dollars)
Service cost	$28,555	$23,392	$22,833	$245	$309	$331	$1,473	$1,468	$1,499
Interest cost	44,174	46,083	46,027	1,658	1,883	1,859	2,748	3,232	3,180
Expected return on plan assets	(58,755)	(55,196)	(56,558)	—	—	—	(3,718)	(3,358)	(3,149)
Amortization of prior service cost	—	—	—	—	—	—	1,335	1,335	1,335
Amortization of net actuarial loss	32,115	24,004	25,266	1,502	1,441	1,383	—	—	417
Net periodic benefit cost	$46,089	$38,283	$37,568	$3,405	$3,633	$3,573	$1,838	$2,677	$3,282
Weighted-average assumptions (net benefit cost)
Discount rate	3.75%	4.50%	4.50%	3.75%	4.50%	4.50%	3.75%	4.50%	4.50%
Expected return on plan assets	7.00%	7.00%	7.25%	N/A	N/A	N/A	7.00%	7.00%	7.25%
Weighted-average rate of compensation increase	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	N/A	N/A	N/A

Schedule of Amounts Recognized in Other Comprehensive Income
The following table represents amounts (before income tax impacts) included in Accumulated other comprehensive income (in the table above), that have not yet been recognized in net periodic benefit cost as of December 31, 2018 and 2017:
Amounts Recognized in AOCI (Before Tax)
(Thousands of dollars)

	2018	2017
Net actuarial (loss) gain	$(435,364)	$(448,555)
Prior service cost	(3,033)	(4,368)
Less: amount recognized in regulatory assets	383,170	391,403
Recognized in AOCI	$(55,227)	$(61,520)
Other Changes in Plan Assets and Benefit Obligations Recognized in Net Periodic Benefit Cost and Other Comprehensive Income

	2018				2017				2016
	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP
(Thousands of dollars)
Net actuarial loss (gain) (a)	$20,426	$23,607	$(3,940)	$759	$43,027	$44,149	$3,334	$(4,456)	$22,770	$25,153	$1,347	$(3,730)
Amortization of prior service cost (b)	(1,335)	—	—	(1,335)	(1,335)	—	—	(1,335)	(1,335)	—	—	(1,335)
Amortization of net actuarial loss (b)	(33,617)	(32,115)	(1,502)	—	(25,445)	(24,004)	(1,441)	—	(27,066)	(25,266)	(1,383)	(417)
Regulatory adjustment	8,233	7,657	—	576	(12,340)	(18,131)	—	5,791	5,584	102	—	5,482
Recognized in other comprehensive (income) loss	(6,293)	(851)	(5,442)	—	3,907	2,014	1,893	—	(47)	(11)	(36)	—
Net periodic benefit costs recognized in net income	51,332	46,089	3,405	1,838	44,593	38,283	3,633	2,677	44,423	37,568	3,573	3,282
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	$45,039	$45,238	$(2,037)	$1,838	$48,500	$40,297	$5,526	$2,677	$44,376	$37,557	$3,537	$3,282

Schedule of Fair Value of Plan Assets
The following table sets forth, by level within the three-level fair value hierarchy, the fair values of the assets of the qualified pension plan and the PBOP as of December 31, 2018 and December 31, 2017. The SERP has no assets.

	December 31, 2018			December 31, 2017
	Qualified Retirement Plan	PBOP	Total	Qualified Retirement Plan	PBOP	Total
Assets at fair value (thousands of dollars):
Level 1 – Quoted prices in active markets for identical financial assets
Mutual funds	$—	$25,299	$25,299	$—	$27,020	$27,020
Total Level 1 Assets (1)	$—	$25,299	$25,299	$—	$27,020	$27,020
Level 2 – Significant other observable inputs
Private commingled equity funds (2)
International	$309,745	$8,484	$318,229	$340,217	$10,577	$350,794
U.S. equity securities	147,693	4,045	151,738	165,937	5,158	171,095
Emerging markets	50,817	1,392	52,209	56,259	1,749	58,008
Private commingled fixed income funds (3)	274,062	7,506	281,568	301,217	9,364	310,581
Pooled funds and mutual funds	5,198	610	5,808	4,676	735	5,411
Government fixed income and mortgage backed securities	163	5	168	172	5	177
Total Level 2 assets (4)	$787,678	$22,042	$809,720	$868,478	$27,588	$896,066
Total Plan assets at fair value	$787,678	$47,341	$835,019	$868,478	$54,608	$923,086
Insurance company general account contracts (5)	2,936	—	2,936	3,187	—	3,187
Total Plan assets	$790,614	$47,341	$837,955	$871,665	$54,608	$926,273

(1)
The Mutual funds category above is a balanced fund that invests in a diversified portfolio of common stocks, preferred stocks, and fixed-income securities. The fund seeks regular income, conservation of principal, and an opportunity for long-term growth of principal and income.

(2)
The private commingled equity funds include common collective trusts that invest in a diversified portfolio of domestic and international securities regularly traded on securities exchanges. These funds are shown in the above table at net asset value (“NAV”), which is the value of securities in the fund less the amount of any liabilities outstanding. Strategies employed by the funds include investment in:

•	International developed countries equities

•	Domestic equities

•	Emerging markets equities

Shares in the private commingled equity funds may be redeemed given one business day notice. While they are private equity funds and reported at NAV, due to the short redemption notice period, the lack of redemption fees, the fact that the underlying investments are exchange-traded, and that substantial liabilities do not exist subject to the NAV calculation, these investments are viewed as indirectly observable (Level 2) and are therefore not excluded from the body of the fair value table as a reconciling item.

Two funds are classified as international funds. One invests in international financial markets, primarily those of developed economies in Europe and the Pacific Basin. The fund invests primarily in equity securities issued by foreign corporations, but may invest in other securities perceived as offering attractive investment return opportunities. The other fund provides diversified exposure to global equity markets. The fund seeks to provide long-term capital growth by investing primarily in securities listed on the major developed equity markets of the U.S., Europe, and Asia, as well as within those listed on emerging country equity markets on a tactical basis.

The domestic equities securities funds include a large and medium capitalization fund and a small capitalization fund. The large and medium capitalization fund is designed to track the performance of the large and medium capitalization companies contained in the index, which represents approximately 90% of the market capitalization of the U.S. stock market. The small capitalization fund is designed to provide maximum long-term appreciation through investments that are well diversified by industry.

The emerging markets fund was developed to invest in emerging market equities worldwide. The purposes of the fund’s operations, “emerging market countries,” include every country in the world except the developed markets of the U.S., Canada, Japan, Australia, New Zealand, Hong Kong, and Singapore, and most countries located in Western Europe. Fund investments are made directly in each country or, where direct investment is inefficient or prohibited, through appropriate financial instruments or participation in commingled funds.

(3)
The private commingled fixed income funds consist primarily of fixed income debt securities issued by the U.S. Treasury, government agencies, and fixed income debt securities issued by corporations. The fixed income fund investments may include the use of high yield, international fixed income securities and other instruments, including derivatives, to ensure prudent diversification over a broad spectrum of investments. The changes in the value of the fixed income funds are intended to offset the changes in the pension plan liabilities due to changes in the discount rate.

These funds are shown in the above table at NAV. Shares in the private commingled fixed equity funds may be redeemed given one business day notice. While they are private fixed income funds and reported at NAV, due to the short redemption notice period, the lack of redemption fees, the fact that the underlying investments are exchange-traded, and that substantial liabilities do not exist subject to the NAV calculation, these investments are viewed as indirectly observable (Level 2), and are also not excluded from the body of the fair value table as a reconciling item.

(4)
With the exception of items (2) and (3), which are discussed in detail above, the Level 2 assets consist mainly of pooled funds and mutual funds. These funds are collective short-term funds that invest in Treasury bills and money market funds and are used as a temporary cash repository.

(5)
The insurance company general account contracts are annuity insurance contracts used to pay the pensions of employees who retired prior to 1989. The balance of the account disclosed in the above table is the contract value, which is the result of deposits, withdrawals, and interest credits.